Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	December 31 2019	December 31 2020
	USD thousands	USD thousands
In U.S dollar	5,665	13,326
In New Israeli Shekels and Euro	5,024	1,487

	10,689	14,813